Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Parent Company Financial Information [Abstract]
Condensed Parent Company Balance Sheet

Condensed Balance Sheets

Assets:	2015	2014
Cash	$334,272	$118,632
Investment in bank subsidiary	82,564,196	79,085,666
Premises and equipment, net of accumulated
depreciation	266,774	292,396
Other assets, including income taxes receivable from
bank subsidiary of $804,962 and $632,480 in 2015 and 2014, respectfully.	1,238,591	1,185,649
Total assets	$84,403,833	$80,682,343

Liabilities:
Accrued expenses	70,255	$54,968
Federal income taxes payable	-	116,548
Junior subordinated deferrable interest debentures	12,772,401	12,738,550

Total liabilities	12,842,656	12,910,066

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,669,087	14,665,845
Retained earnings	58,641,837	53,925,768
Accumulated other comprehensive income	1,397,130	1,412,115
Treasury stock, at cost	(6,907,434)	(5,992,008)

Total shareholders’ equity	71,561,177	67,772,277

Total liabilities and shareholders’ equity	$84,403,833	$80,682,343

Condensed Parent Company Income Statement

Condensed Statements of Income	2015	2014	2013
Income – including dividends from bank subsidiary	$3,000,104	$3,200,105	$975,356
Expenses – interest expense, professional fees and other
expenses, net of federal income tax benefit	(576,734)	(587,451)	(523,271)
Income before equity in undistributed net income of bank
subsidiary	2,423,370	2,612,654	452,085
Equity in undistributed net income of bank subsidiaries	3,493,515	1,698,844	4,189,119
Net income	$5,916,885	$4,311,498	$4,641,204

Condensed Parent Company Cash Flow Statement

Condensed Statements of Cash Flows	2015	2014	2013
Cash flows from operating activities:
Net income	$5,916,885	$4,311,498	$4,641,204
Adjustments to reconcile net income to net cash provided
by operating activities:
Equity in undistributed net income of bank
subsidiary	(3,493,515)	(1,698,844)	(4,189,119)
Depreciation and amortization	25,622	25,622	25,622
Discount accretion on junior subordinated
deferrable interest debentures	33,851	-	-
(Increase) in other assets	(52,942)	(4,412)	(665,429)
Increase (decrease) in other liabilities, including
accrued expenses	(101,261)	(70,785)	201,086
Net cash provided by operating activities	2,328,640	2,563,079	13,364

Cash flows from investing activities:
Payment for acquisition	-	(1,197,237)	-

Net cash used in investing activities investing activities operating activities	-	(1,197,237)	-

Cash flows from financing activities:
Purchase treasury stock	(926,328)	(1,136,430)	(72,200)
Proceeds from sale of treasury shares	14,143	12,443	13,604
Cash dividends paid	(1,200,815)	(1,193,419)	(689,380)
Net cash used by financing activities	(2,113,000)	(2,317,406)	(747,976)
Net increase (decrease) in cash	215,640	(951,564)	(734,612)
Cash at beginning of the year	118,632	1,070,196	1,804,808
Cash at end of the year	$334,272	$118,632	$1,070,196